Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible Assets, Net (Details) [Line Items]
Amortization expense	¥ 353	$ 50	¥ 860
Minimum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	10 years	10 years